Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 14,337	$ 7,403
Trade and other current receivables	3,551,022	2,377,789
Current accounts payable to related parties	2,996,668	225,027
Trade and other current payables	4,116,247	3,323,853
Estimated Sales And Purchases Of Energy And Capacity | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	2,371	1,100
Trade and other current receivables	1,005,762	536,241
Total Asset Estimate	1,008,133	537,341
Current accounts payable to related parties	11,614	5,696
Trade and other current payables	694,335	465,545
Total Liability Estimate	705,949	471,241
Estimated Sales And Purchases Of Energy And Capacity | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	18	95
Trade and other current receivables	25,316	24,995
Total Asset Estimate	25,334	25,090
Current accounts payable to related parties	123	179
Trade and other current payables	128,253	31,210
Total Liability Estimate	128,376	31,389
Estimated Sales And Purchases Of Energy And Capacity | Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	146,658	113,228
Total Asset Estimate	146,658	113,228
Trade and other current payables	42,348	35,171
Total Liability Estimate	42,348	35,171
Estimated Sales And Purchases Of Energy And Capacity | Colombia | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	8,102	7,884
Total Asset Estimate	8,102	7,884
Trade and other current payables	10,560	10,429
Total Liability Estimate	10,560	10,429
Estimated Sales And Purchases Of Energy And Capacity | Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	57,805	46,218
Total Asset Estimate	57,805	46,218
Trade and other current payables	1,705	36,419
Total Liability Estimate	1,705	36,419
Estimated Sales And Purchases Of Energy And Capacity | Peru | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	9,113	8,045
Total Asset Estimate	9,113	8,045
Trade and other current payables	8,197	11,673
Total Liability Estimate	8,197	11,673
Estimated Sales And Purchases Of Energy And Capacity | Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	194,943	141,385
Total Asset Estimate	194,943	141,385
Trade and other current payables	52,548	60,713
Total Liability Estimate	52,548	60,713
Estimated Sales And Purchases Of Energy And Capacity | Argentina | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	11
Total Asset Estimate	11
Estimated Sales And Purchases Of Energy And Capacity | Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	2,371	1,100
Trade and other current receivables	606,356	235,410
Total Asset Estimate	608,727	236,510
Current accounts payable to related parties	11,614	5,696
Trade and other current payables	597,734	333,242
Total Liability Estimate	609,348	338,938
Estimated Sales And Purchases Of Energy And Capacity | Brazil | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	18	95
Trade and other current receivables	8,090	9,066
Total Asset Estimate	8,108	9,161
Current accounts payable to related parties	123	179
Trade and other current payables	109,496	9,108
Total Liability Estimate	$ 109,619	$ 9,287